Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
General and administrative	$ 2,902,000	$ 2,395,000	$ 1,925,000
Consulting and professional fees	3,782,000	4,659,000	2,729,000
Acquisition cost	442,000	700,000	3,428,000
Investor relations and marketing	811,000	633,000	1,000,000
Refinery, engineering and metallurgical studies	0	0	2,349,000
Refinery, permitting and environmental expenses	0	0	128,000
Salaries and benefits	4,318,000	3,775,000	3,913,000
Share-based payments (Note 14)	1,739,000	1,821,000	1,282,000
Operating loss before noted items below:	13,994,000	13,983,000	16,754,000
Other
Unrealized loss on marketable securities (Note 8)	41,000	(253,000)	(589,000)
Gain on financial derivative liability - Convertible Notes (Note 11)	(4,493,000)	6,683,000	27,686,000
Changes in fair value of US Warrant (Note 14 (c))	7,000	1,243,000	1,531,000
Other non-operating income (loss) (Note 16)	11,008,000	6,472,000	(677,000)
Impairment (Note 6)	0	(51,884,000)	0
Net Income (loss)	(29,447,000)	(64,666,000)	12,551,000
Other comprehensive income (loss):
Fair value adjustment of 2028 Notes due to credit risk	(1,342,000)	0	0
Foreign currency translation gain (loss)	7,538,000	(2,082,000)	0
Net income (loss) and other comprehensive loss	$ (23,251,000)	$ (66,748,000)	$ 12,551,000
Basic income (loss) per share (Note 17) (in CAD per share)	$ (2.07)	$ (5.96)	$ 1.54
Diluted loss per share (Note 17) (in CAD per share)	$ (2.07)	$ (5.96)	$ (1.49)
Weighted average number of common shares outstanding - Basic (Note 17) (in shares)	14,256,263	10,857,737	8,161,727
Weighted average number of common shares outstanding - Diluted (Note 17) (in shares)	14,256,263	10,857,737	10,190,847